Fair Value Measurements and Hedging	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging

18.       Fair Value Measurements and Hedging:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.

18.       Fair Value Measurements and Hedging - (continued):

Fair value on a recurring basis:

Interest rate swaps:

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities.

In previous years, the Company entered into various interest rate swaps with ING, SEB, NBG, ABN AMRO and Citibank Europe PLC (“Citi”) to convert a portion of its debt from floating to fixed rate. During the years ended December 31, 2022, 2023 and 2024, some of these interest rate swaps were early terminated or expired. The following table summarizes the interest rate swaps in place as of December 31, 2024.

Fair Value Measurements and Hedging - Schedule of Derivative Instrument

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 19,795
ING	Mar-20	Apr-20	Oct-25	0.7000%	$ 39,375	$ 22,500
SEB	Mar-20	Apr-20	Jan-25	0.7270%	$ 58,885	$ 38,494
ING	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 20,417
SEB	Feb-21	Apr-21	Jan-26	0.4525%	$ 37,050	$ 9,750

The above interest rate swaps were designated and qualified as cash flow hedges while they are in effect, with the exception of those swaps that have been entered with SEB (the swaps with current notional amount of $38,494 that expired in January 2025) which were de-designated from cash flow hedge on September 30, 2024 since they no longer met the hedging relationship criteria.

In connection with the de-designation of certain interest rate swaps, during the years ended December 31, 2023 and 2024, the Company recognized losses of $3,539 and $1,964, respectively, which are separately reflected under “Gain/(Loss) on derivative financial instruments, net” in the consolidated income statement for the corresponding years. The effective portion of the unrealized gains/losses from those swaps is recorded in Other Comprehensive Income / (Loss). No portion of the cash flow hedges was ineffective during the years ended December 31, 2022, 2023 and 2024.

A gain of approximately $2,093 in connection with the interest rate swaps is expected to be reclassified into earnings during the year ending December 31, 2025 when realized.

18.       Fair Value Measurements and Hedging - (continued):

Fair value on a recurring basis – (continued):

Foreign Currency Forward Contracts:

During 2023, the Company entered into six foreign currency forward contracts with maturities from April 2024 to September 2024, pursuant to which the Company would pay USD and receive AUD at an aggregate notional amount of AUD 8,040,000. These contracts were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/(losses) from those contracts is recorded in Other Comprehensive Income / (Loss). As of December 31, 2023, the fair value of the derivative contracts was $267 with such amount being reflected within Other Comprehensive Income / (Loss) and a realized gain of $103 in connection with the foreign currency forward contracts was recognized in the income statement for the year ended December 31, 2024.

Forward Freight Agreements (“FFAs”) and Bunker Swaps:

During the years ended December 31, 2022, 2023 and 2024, the Company entered into a certain number of FFAs on the Capesize, Panamax and Supramax indices and bunker swaps. The results of the Company’s FFAs and bunker swaps during the years ended December 31, 2022, 2023 and 2024 and the valuation of the Company’s open position as at December 31, 2023 and 2024 are presented in the tables below.

The amount of Gain/(loss) on FFAs and bunker swaps, net on interest rate swaps and on foreign currency forward contracts recognized in the consolidated income statements are analyzed as follows:

	Years ended December 31,
	2022	2023	2024
Consolidated Income Statement
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	—	—	335
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	—	(3,539)	(2,299)
Realized gain/(loss) of foreign currency forward contracts	—	—	103
Total Gain/(loss) recognized	$—	$(3,539)	$(1,861)

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	10,044	21,786	5,565
Total Gain/(loss) recognized	$10,044	$21,786	$5,565

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	1,165	1,923	(9,772)
Realized gain/(loss) on bunker swaps	(5,198)	6,403	68
Unrealized gain/(loss) on FFAs	(1,398)	(5,975)	5,639
Unrealized gain/(loss) on bunker swaps	3,980	(3,687)	32
Total Gain/(loss) recognized	$(1,451)	$(1,336)	$(4,033)

18.       Fair Value Measurements and Hedging - (continued):

Fair value on a recurring basis – (continued):

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2023 and 2024 based on Level 1 quoted market prices in active markets.

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2023		December 31, 2024
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
FFAs - current	Derivatives, current asset portion	$—	$—	$65	$—
Bunker swaps - current	Derivatives, current asset portion	—	—	63	—
Total		$—	$—	$128	$—
LIABILITIES
FFAs - current	Derivatives, current liability portion	$5,784	$—	$—	$—
Total		$5,784	$—	$—	$—

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2023 and 2024 amounted to $13,496 and $732, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2023 and 2024, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2023		December 31, 2024
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$1,356	$4,682	$—	$2,049
Foreign exchange forward contracts - current	Derivatives, current asset portion	—	267	—	—
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	2,533	—	330
Total		$1,356	$7,482	$—	$2,379

Fair value on a non-recurring basis:

As of December 31, 2024, the carrying value of one vessel, which was still part of the Company’s fleet, was written down to its fair value, as determined by reference to its agreed or marketed sale price (Level 2) as depicted in the below table.

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment loss
Vessels, net	-	11,155	-	1,800
Total	$-	$11,155	-	$1,800